UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/2019

FORM N-CSR

Item 1.          Reports to Stockholders.

Dreyfus Prime Money Market Fund

SEMIANNUAL REPORT

October 31, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Prime Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Prime Money Market Fund, covering the six-month period from May 1, 2019 through October 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced periods of volatility during the reporting period, caused in part by concerns over slowing global growth and trade tensions. Prior to the start of the period, stocks enjoyed steady gains, as investors responded favorably to comments from the U.S. Federal Reserve (the “Fed”). However, the momentum shifted in May 2019, and equity securities began the six months by losing ground. The first month of the period brought increased trade tensions between the U.S. and China and renewed anxiety over moderating global economic growth rates. Markets resumed their upward trajectory in June and July of 2019, when a trade deal appeared more likely, and the pace of U.S. economic growth remained steady. Nevertheless, concerns continued to emerge over slowing global growth, resulting in bouts of market volatility in August 2019. But stocks rebounded in September and continued an upward path through most of October 2019, supported in part by central bank policy and consistent consumer spending.

In fixed-income markets, indices generally rose during the reporting period, as mixed economic data and the Fed’s new data-dependent stance regarding future policy moves suggested the economy could be slowing. Markets had been expecting a loosening of monetary policy, and at the end of July 2019, the Fed cut the federal funds rate by 25 basis points. The Fed cut rates again in September and October, for a total 75-basis-point reduction in the federal funds rate during the six months. Concerns about the pace of global economic growth also fueled demand for fixed-income instruments during much of the reporting period, resulting in positive bond market returns.

We remain optimistic on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
November 15, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2019 through October 31, 2019, as provided by James O’Connor, portfolio manager

This semiannual report for Dreyfus Prime Money Market Fund covers the six-month period ended October 31, 2019. During the reporting period, the fund’s Class A shares produced an annualized yield of 2.17% and, taking into account the effects of compounding, an annualized effective yield of 2.19%.1

Yields of money market instruments declined during the reporting period in response to three reductions in short-term interest rates from the Federal Reserve Board (the “Fed”).

Economy Slows, Federal Reserve Cuts Interest Rates

At the beginning of the reporting period, the U.S. economy was relatively strong and labor markets were healthy, while core inflation, which excludes food and energy prices, remained subdued. By the end of the period, concerns about the global economy and its possible effect on U.S. growth had prompted the Fed to cut the federal funds rate three times, bringing it to a range of 1.50%-1.75%, amid easing concerns about an imminent slowdown.

After the rate hike at the end of 2018, Fed Chair Jerome Powell made it clear in January 2019 that the Fed would alter its tightening plans if the outlook for growth were to weaken. While the U.S. economy continued to expand, global growth continued to slow, with particular weakness appearing in the manufacturing sector in Europe, as indicated by purchasing managers’ indices.

By March 2019, a slowing global economy and mixed domestic economic data had led the Fed to back off plans for further rate hikes during the year. Major central banks in other developed markets also implemented more supportive policies.

Despite trade tensions with China, the U.S. economy remained strong relative to other developed economies but slowed relative to its pace in 2018. Gross domestic product grew by 2.0% in the second quarter of 2019 and 1.9% in the third quarter. This followed growth rates of 3.1% in the first quarter and 2.9% for full-year 2018.

The labor market generally remained strong throughout the reporting period, though somewhat weaker than in 2018. Job creation averaged 162,000, down from 223,000 for full-year 2018. The low occurred in May 2019, with 62,000, and the high came in August 2019, with 219,000. The unemployment rate remained steady, varying between 3.5% and 3.7%. Wage growth continued to be relatively strong, remaining at or above 3.0%, year over year, during the reporting period.

Despite steady economic growth, a strong labor market and rising wages, inflation remained subdued. The “core” Personal Consumption Expenditures (PCE) Price Index, which excludes volatile food and energy prices, stayed below the Fed’s 2.0% target. But as prospects brightened for an interim U.S.-China trade agreement, and the Fed cut

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

interest rates, fears of a growth slowdown eased, economic data became more positive, and the core PCE Price Index hit 2.2%, its highest level since the first quarter of 2018.

The Fed in Wait-and-See Mode

Despite steady growth and strong employment, core inflation during the period remained near the Fed’s target rate of 2.0%, leading the Fed to take a wait-and-see approach regarding future rate actions. Given this environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields when they become available. As always, we have retained our long-standing focus on quality and liquidity.

November 15, 2019

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Class A is an annualized yield. Past performance is no guarantee of future results. Yields fluctuate.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (nationally recognized statistical rating organizations) (or unrated, if deemed of comparable quality by BNY Mellon Investment Adviser, Inc.), involve credit and liquidity risks and risk of principal loss.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Prime Money Market Fund from May 1, 2019 to October 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2019

Class A
Expense paid per $1,000†	$1.01
Ending value (after expenses)	$1,011.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2019

Class A
Expense paid per $1,000†	$1.02
Ending value (after expenses)	$1,024.13
† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2019 (Unaudited)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 4.2%
Cancara Asset Securitisation (cost $6,986,183)	2.12	12/5/19	7,000,000	[a,b]	6,986,183
Commercial Paper - 24.4%
Bedford Row Funding, 3 Month LIBOR +.07%	2.26	11/8/19	5,000,000	[a,c]	5,000,000
BNG Bank	1.78	11/5/19	7,000,000	[a,b]	6,998,631
Collateralized Commercial Paper, 1 Month LIBOR +.13%	2.12	11/7/19	7,000,000	[a,c]	7,000,000
Lloyds Bank, 3 Month LIBOR +.02%	2.14	11/29/19	1,000,000	[c]	1,000,000
Prudential Funding	1.64	11/7/19	7,000,000	[b]	6,998,110
Toyota Motor Credit, 1 Month LIBOR +.12%	2.06	1/30/20	6,000,000	[c]	6,000,000
United Overseas Bank	2.11	12/4/19	7,000,000	[a,b]	6,986,653
Total Commercial Paper (cost $39,983,394)			39,983,394
Negotiable Bank Certificates of Deposit - 31.7%
Bank of Montreal/Chicago II, 3 Month SOFR +.20%	2.02	11/1/19	5,000,000	[c]	5,000,000
Mitsubishi UFJ Trust and Banking/New York	2.20	11/8/19	6,000,000	[a]	6,000,000
Mizuho Bank/New York	2.04	1/16/20	6,000,000	[a]	6,000,000
Norinchukin Bank/ New York	2.07	1/15/20	6,000,000	[a]	6,000,000
Oversea-Chinese Bank/New York	2.08	12/9/19	7,000,000	[a]	7,000,000
Skandinaviska Enskilda Banken/New York, 1 Month LIBOR +.11%	1.91	11/26/19	7,000,000	[c]	7,000,000
Sumitomo Mitsui Banking/New York	1.95	4/22/20	7,000,000	[a]	7,000,000
Wells Fargo Bank, 3 Month LIBOR +.18%	2.16	1/13/20	3,000,000	[c]	3,000,000
Wells Fargo Bank, 1 Month LIBOR +.37%	2.17	11/29/19	5,000,000	[c]	5,000,000
Total Negotiable Bank Certificates of Deposit (cost $52,000,000)			52,000,000
Time Deposits - 9.1%
Australia & New Zealand Banking Group (Cayman)	1.58	11/1/19	8,000,000		8,000,000
Natixis New York (Cayman)	1.54	11/1/19	7,000,000		7,000,000
Total Time Deposits (cost $15,000,000)			15,000,000
Variable Rate Demand Notes - 4.3%
Bank of America Securities, 3 Month LIBOR +.05% (cost $7,000,000)	2.08	4/6/20	7,000,000	[c]	7,000,000

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 25.0%
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 10/31/19 due at maturity date in the amount of $16,000,764 (fully collateralized by original par $15,243,372 U.S. Treasuries (including strips) 0.00%-8.75% due 12/5/19-5/15/49 value $16,320,000)	1.72	11/1/19	16,000,000	16,000,000
Fixed Income Clearing, Tri-Party Agreement thru State Street, dated 10/31/19 due at maturity date in the amount of $20,000,956 (fully collateralized by original par $19,480,000 U.S. Treasuries (including strips) 2.88% due 10/31/23 value $20,403,449)	1.72	11/1/19	20,000,000	20,000,000
HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 10/31/19 due at maturity date in the amount of $5,000,278 (fully collateralized by original par $5,196,918 Asset-Backed Securities 2.15%-3.42% due 10/15/21-4/15/25 value $5,250,000)	2.00	11/1/19	5,000,000	5,000,000
Total Repurchase Agreements (cost $41,000,000)			41,000,000
Total Investments (cost $161,969,577)			98.7%	161,969,577
Cash and Receivables (Net)			1.3%	2,053,817
Net Assets			100.0%	164,023,394

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, these securities amounted to $64,971,467 or 39.61% of net assets.

b Security is a discount security. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Banks	62.8
Repurchase Agreements	25.0
Diversified Financials	7.3
Automobiles & Components	3.6
98.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $41,000,000) —Note 1(b)	161,969,577	161,969,577
Cash		1,703,513
Receivable for shares of Beneficial Interest subscribed		302,034
Interest receivable		158,037
		164,133,161
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		28,377
Payable for shares of Beneficial Interest redeemed		79,339
Trustees fees and expenses payable		2,051
		109,767
Net Assets ($)		164,023,394
Composition of Net Assets ($):
Paid-in capital		164,023,230
Total distributable earnings (loss)		164
Net Assets ($)		164,023,394

Net Asset Value Per Share	Class A
Net Assets ($)	164,023,394
Shares Outstanding	164,022,102
Net Asset Value Per Share ($)	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2019 (Unaudited)

Investment Income ($):
Interest Income	2,000,191
Expenses:
Management fee—Note 2(a)	84,172
Administrative service fees—Note 2(a)	84,172
Trustees’ fees—Note 2(a,c)	2,341
Total Expenses	170,685
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(2,341)
Net Expenses	168,344
Investment Income—Net	1,831,847
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	86
Net Increase in Net Assets Resulting from Operations	1,831,933

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations ($):
Investment income—net	1,831,847	3,439,408
Net realized gain (loss) on investments	86	78
Net Increase (Decrease) in Net Assets Resulting from Operations	1,831,933	3,439,486
Distributions ($):
Distributions to shareholders:
Class A	(1,831,847)	(3,440,035)
Total Distributions	(1,831,847)	(3,440,035)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	88,258,602	214,532,854
Distributions reinvested:
Class A	448,864	747,003
Cost of shares redeemed:
Class A	(90,358,430)	(179,298,492)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,650,964)	35,981,365
Total Increase (Decrease) in Net Assets	(1,650,878)	35,980,816
Net Assets ($):
Beginning of Period	165,674,272	129,693,456
End of Period	164,023,394	165,674,272

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2019	Year Ended April 30,
Class A Shares	(Unaudited)	2019	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.011	.022	.012	.006	.000[b]
Distributions:
Dividends from investment income—net	(.011)	(.022)	(.012)	(.006)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.10[c]	2.20	1.25	.55	.04[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20[d]	.21	.20	.20	.32[d]
Ratio of net expenses to average net assets	.20[d]	.20	.19	.20	.20[d]
Ratio of net investment income to average net assets	2.18[d]	2.20	1.26	.64	.23[d]
Net Assets, end of period ($ x 1,000)	164,023	165,674	129,693	100,291	40

a From March 1, 2016 (commencement of initial offering) to April 30, 2016.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Prime Money Market Fund (the “fund”) is a separate diversified series of CitizensSelect Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest of Class A shares on which are subject to an Administrative Services Plan.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	161,969,577
Level 3 - Significant Unobservable Inputs	-
Total	161,969,577

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2019 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended October 31, 2019.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, Administrative Services Plan fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended October 31, 2019, fees reimbursed by the Adviser amounted to $2,341.

Under the Administrative Services Plan, the fund paid the Distributor for the provision of certain services at an annual rate of .10% of the value of the average daily net assets. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2019, the fund was charged $84,172, pursuant to the Administrative Services Plan.

(b) The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $14,204 and administrative services fees of $14,204, which are offset against an expense reimbursement currently in effect in the amount of $31.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 1, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s gross total return performance (without fees or expenses) was at or above the Performance Group median for all periods and within one to three basis points of the Performance Universe median for the periods. The fund’s net total return performance (including fees and expenses) was above the Performance Group and the Performance Universe medians for all periods (ranking highest in the Performance Group and in the first quartile of the Performance Universe). Performance comparisons were only provided for the last three years because, although the fund had been in existence for over ten years, following a share class reorganization the one class of shares currently offered by the fund had only three full years of performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group) and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians (lowest in the Expense Group and ranking in the first quartile of the Expense Universe in both cases).

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

For More Information

Dreyfus Prime Money Market Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbol:	Class A: CZEXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6346SA1019

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      December 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      December 20, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      December 20, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)